Common Stock Options (Schedule Of Aggregate Share Option Activity) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Options outstanding		11,000	28,000	44,000
Number of Shares, Options exercised	(11,000)	(17,000)	(16,000)
Weighted-Average Exercise Price, Options outstanding	$ 0.000	$ 9.050	$ 9.423	$ 9.478
Weighted-Average Exercise Price, Options exercised	$ 9.050	$ 9.664	$ 9.574
Option Price Per Share		$ 9.050
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Price Per Share			$ 9.680	$ 9.680
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Price Per Share			$ 9.050	$ 9.050